UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)
12 East 49th Street, New York, NY                          10017

(Address of principal executive offices)                 (Zip code)
Citi Fund Services Ohio, Inc.                3435 Stelzer Rd.                Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-317-9200
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008
Item 1. Reports to Stockholders.

Central Park Group Multi-Event Fund
Financial Statements
For The Six Months Ended
April 30, 2008 (Unaudited)

CENTRAL PARK GROUP MULTI-EVENT FUND
April 30, 2008 (Unaudited)

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

Assets
Investments, at fair value (cost $22,027,422)	$22,218,162
Cash	3,044,855
Unrealized gain on credit default swap agreements	91,824
Receivable from advisor	10,902
Receivable for investments sold, not settled	4,129,506
Interest and dividends receivable	12,211
Deferred offering costs	166,039

Total assets	29,673,499

Liabilities
Payable for investments purchased, not settled	6,262,117
Payable for capital shares redeemed	250,722
Securities sold, not yet purchased, at value (proceeds, $2,427,690)	2,460,108
Written options, at value (premiums, $38,164)	15,529
Foreign currency payable	1,380,397
Unrealized loss on credit default swap agreements	298,194
Payable for deferred offering costs	103,599
Advisory fee payable	64,225
Accrued expenses	103,210

Total liabilities	10,938,101

Net assets	$18,735,398

Composition of net assets
Paid-in capital	$18,955,307
Net undistributed investment loss	(60,007)
Accumulated net realized loss from investments, foreign currency transactions and swaps	(143,176)
Accumulated net unrealized depreciation from investments, foreign currency transactions and swaps	(16,726)

Net assets at end of period	$18,735,398

Net asset value per share outstanding $18,735,398/1,794,481 shares outstanding (12,500,000 shares authorized)	$10.44

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
April 30, 2008 (Unaudited)

		Market	% of Net
Shares	Type	Value ($)	Assets

	INVESTMENTS IN SECURITIES (118.59%)
	COMMON STOCK — (82.93%)
	Agriculture
2,504	Bunge Limited	285,681	1.52%

	Apparel
3,338	True Religion Apparel, Inc.	61,286	0.33%

	Automotive
19,794	Goodyear Tire & Rubber Co. (a)	530,083
5,054	WABCO Holdings, Inc.	241,379

		771,462	4.12%

	Business Services
12,662	Corporate Express (b)	146,090	0.78%

	Communications
51,249	Jaiprakash Assoc., Ltd. (P.N.) (b)	343,939
9,934	Qualcomm, Inc.	429,049

		772,988	4.13%

	Diversified Operations
3,337	Salzgitter AG (b)	688,511
9,896	United Technologies Corp.	717,163

		1,405,674	7.50%

	Environmental Services
8,252	Veolia Environnement (b)	599,616	3.20%

	Financial Services
4,123	Nymex Holdings, Inc.	381,790
4,959	Prudential Financial, Inc.	375,446
4,959	Travelers Companies, Inc.	249,934

		1,007,170	5.38%

	Healthcare Services
8,246	Matria Healthcare Inc. (a)	210,273	1.12%

	Insurance
4,959	American International Group, Inc.	229,106
11,559	Loews Corp.	486,749

		715,855	3.82%

	Internet
33,079	Yahoo! Inc. (a)	906,695	4.84%

	Machinery and Equipment
8,239	Eaton Corp.	723,714	3.86%

	Metals & Mining
13,211	Alcoa Inc.	459,479
19,827	Commercial Metals Co.	617,413
4,170	Freeport-McMoRan Copper & Gold, Inc. — B	474,338
16,489	Kaiser Aluminum Corp.	1,131,640

		2,682,870	14.32%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
April 30, 2008 (Unaudited)

		Market	% of Net
Shares	Type	Value ($)	Assets

	Oil & Gas
6,579	Helix Energy Solutions (a)	227,304
16,491	Tesoro Corp	414,584
33,079	The Williams Companies, Inc.	1,174,305

		1,816,193	9.69%

	Real Estate Investment Trusts
3,718	Hatteras Financial Corp.	93,991
4,998	Istar Financial, Inc.	96,212

		190,203	1.02%

	Retail Stores
19,831	American Eagle Outfitters, Inc.	364,295
3,149	Target Corp.	167,306

		531,601	2.84%

	Technology
3,298	Diebold, Inc.	129,282
33,114	Microsoft Corp.	944,411
8,229	Teradata Corp. (a)	175,195

		1,248,888	6.67%

	Transportation
4,960	Eagle Bulk Shipping, Inc.	145,973
9,912	Genco Shipping & Trading Ltd.	670,547
82,805	Golden Ocean (b)	524,144

		1,340,664	7.16%

	Utilities
8,242	Iberdrola SA (b)	121,090	0.65%

	TOTAL COMMON STOCK
	(Cost $15,264,549)	15,538,013	82.93%

Principal ($)	CORPORATE BONDS (0.52%)
101,000	Ford Motor Credit Co. 9.88%, 8/10/11	97,892

	TOTAL CORPORATE BONDS
	(Cost $92,170)	97,892	0.52%

	MUNICIPAL BONDS (0.13%)
25,000	Broward County Florida Apartment System Rev Bond 6.37%, 10/1/29 (c)	25,000

	TOTAL MUNICIPAL BONDS (Cost $25,000)	25,000	0.13%

Contracts	PURCHASED OPTIONS (2.80%)
	Call Options
50	Freeport-McMoRan Copper & Gold Inc., May 17, 2008 120.00 Call	11,800
33	Yahoo! Inc., May 17, 2008 27.50 Call	5,379
248	Yahoo! Inc., May 17, 2008 30.00 Call	11,904
165	Williams Companies, Inc., May 19, 2008 35.00 Call	21,450
50	W.R. Grace & Co., June 21, 2008 20.00 Call	27,500
99	W.R. Grace & Co., June 21, 2008 22.50 Call	34,650
410	Target Corp., January 17, 2009 50.00 Call	369,000
	Put Options
25	Bunge Limited, May 17, 2008 80.00 Put	125
165	SPDR Trust Series 1, May 17, 2008 130.00 Put	5,115
165	SPDR Trust Series 1, May 17, 2008 131.00 Put	7,095
331	Yahoo! Inc., May 17, 2008 25.00 Put	27,473
33	Lehman Brothers Holdings Inc., May 22, 2008 40.00 Put	2,079

	TOTAL OPTIONS (Cost $612,016)	523,570	2.79%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
April 30, 2008 (Unaudited)

		Market	% of Net
Shares	Type	Value ($)	Assets

	CASH EQUIVALENT (32.21%)
6,033,687	Union Bank of California Money Market Sweep (Cost $ 6,033,687)	6,033,687	32.20%

	TOTAL INVESTMENT IN SECURITIES (Cost $22,027,422)	22,218,162	118.59%

	INVESTMENTS IN SECURITIES SOLD SHORT AND WRITTEN OPTIONS (-13.21%)
	SECURITIES SOLD SHORT (-13.13%)
	Financial Services
553	Chicago Mercantile Exchange Holdings, Inc.	(252,970)
	Medical Equipment
1,669	Inverness Medical Innovations, Inc.	(61,753)
	Investment Companies
24,840	Materials Select Sector SPDR Trust	(1,053,216)
33,086	SPDR S&P Retail ETF	(1,092,169)

	(Proceeds $2,427,690)	(2,460,108)	(13.13%)

Contracts
	WRITTEN OPTIONS (-0.08%)
	Call Options
50	Freeport-McMoRan Copper & Gold Inc., May 17, 2008 135.00 Call	(1,300)
33	Target Corp., May 17, 2008 55.00 Call	(2,574)
248	W.R. Grace & Co., June 21, 2008 30.00 Call	(11,160)
	Put Options
33	Lehman Brothers Holdings Inc., May 22, 2008 30.00 Put	(495)

	TOTAL WRITTEN OPTIONS (Premiums received $38,164)	(15,529)	(0.08%)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $2,465,854)	(2,475,637)	(13.21%)

	TOTAL INVESTMENT IN SECURITIES AND SECURITIES SOLD SHORT (105.38%)
	(Cost $19,561,568) (d)	19,742,525	105.38%
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-5.38%)	(1,007,127)	(5.38%)

	TOTAL NET ASSETS — (100%)	$18,735,398	100.00%

	% OF NET ASSETS BY COUNTRY
	United States	$16,312,008	87.07%
	France	599,616	3.20%
	Germany	688,511	3.67%
	India	343,939	1.83%
	Netherlands	146,090	0.78%
	Norway	524,144	2.80%
	Spain	121,090	0.65%

	TOTAL % NET ASSETS BY COUNTRY	$18,735,398	100.00%

(a)	Non income producing.

(b)	Foreign stock.

(c)	Variable rate security. Rate presented is the rate in effect at April 30, 2008.

(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$433,477
Unrealized depreciation	(1,327,855)

Net unrealized depreciation	$(894,378)

ADR — American Depositary Receipt.
ETF — Exchange Traded Fund.
P.N. — Participatory Note.
SPDR — Standard & Poors Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
April 30, 2008 (Unaudited)
CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced	Interest	Maturity	Notional	Unrealized	Unrealized	% of Net
Obligation	Rate	Date	Amount	Gain	Loss	Assets

Bear Stearns
Expro International Group PLC	5.61%	3/2/09	$75,700	$241	$—	0.00%

Goldman Sachs
Goldman Sachs CDX NA HY10 5 Year	1.89%	6/20/13	4,468,000	87,809	—	0.47%
Goldman Sachs CDX NA IG.10 5 Year	1.89%	6/20/13	10,216,000	—	(298,194)	(1.59)%
Republic of Turkey	1.89%	1/20/13	372,000	3,774	—	0.02%

				$91,824	$(298,194)	(1.10)%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)*

Investment income
Dividends (net of foreign withholding tax of $453)	$38,303
Interest	19,372

Total investment income	57,675

Expenses
Offering fees	111,961
Investment management fee	80,517
Administration fee	50,343
Professional fees	48,384
Trustee fees	9,326
Custody fees	5,639
Dividend expense	5,614
Other expenses	24,279

Total expenses	336,063
Investment management fee waiver	(229,621)

Net expenses	106,442

Net investment loss	(48,767)

Net realized and unrealized loss from investments, options, foreign currency transactions, and swaps
Net realized gain (loss) from:
Investments	133,108
Options	(224,422)
Foreign currency transactions	(36,913)
Credit default swap agreements	(14,949)

Total net realized gain (loss)	(143,176)
Change in net unrealized appreciation (depreciation) from investments, options, foreign currency transactions and swaps	(16,726)

Net realized and unrealized loss from investments, options, foreign currency transactions, and swaps	(159,902)

Net decrease in net assets derived from operations	$(208,669)

*	Commencement of operations December 6, 2007.
The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Changes in Net Assets

		For the Period
	For the	from March 8,
	Six Months	2007
	Ended	(inception)
	April 30, 2008	through October
	(Unaudited)*	31, 2007
Decrease in net assets derived from operations
Net investment loss	$(48,767)	$(11,240)
Net realized loss from investments, options, foreign currency transactions, and swaps	(143,176)	—
Net change in unrealized appreciation (depreciation) from investments, options, foreign currency transactions and swaps	(16,726)	—

Net decrease in net assets derived from operations	(208,669)	(11,240)

Shareholders transactions
Proceeds from shares issued (1,810,153 and 8,342 shares issued, respectively)	19,105,929	100,100
Cost of shares redeemed (24,014 and 0 shares redeemed, respectively)	(250,722)	—

Net increase in net assets derived from share transactions	18,855,207	100,100

Total net increase in net assets	18,646,538	88,860
Net assets at beginning of period	88,860	—

Net assets at end of period	$18,735,398	$88,860

Accumulated net investment loss	$(60,007)	$(11,240)

*	Commencement of operations December 6, 2007.
The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)*

Cash flows from operating activities
Net decrease in net assets derived from operations	$(208,669)
Adjustments to reconcile net decrease in net assets derived from operations to net cash used in operating activities:
Purchases of investments	(67,992,205)
Proceeds from dispositions of investments	48,428,791
Proceeds from securities sold, not yet purchased, at value, net	32,418
Proceeds from written options, at value, net	(22,635)
Accretion	(404)
Net realized loss from investments, options and currency transactions	128,227
Net realized loss from credit default swap agreements	14,949
Change in net unrealized appreciation (depreciation) from investments, options and foreign currency transactions	(189,644)
Change in net unrealized loss on credit default swap agreements	206,370
Change in unrealized gain from securities sold, not yet purchased	(9,783)
Change in assets and liabilities:
(Increase) Decrease in assets:
Receivable from advisor	(10,902)
Receivable for investments sold, not settled	(4,129,506)
Interest and dividends receivable	(11,917)
Deferred offering costs	111,961
Increase (Decrease) in payables:
Payable for investments purchased, not settled	6,262,117
Foreign currency payable	1,350,724
Payable for deferred offering costs	(174,401)
Advisory fee payable	64,225
Accrued expenses	89,210

Net cash used in operating activities	(16,061,074)

Cash flows from financing activities
Proceeds from shares issued	19,105,929

Net cash provided by financing activities	19,105,929

Net increase in cash and cash equivalents	3,044,855
Cash and cash equivalents — beginning of period	—

Cash and cash equivalents — end of period	$3,044,855

*	Commencement of operations December 6, 2007.
The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements
For the Six Months Ended April 30, 2008 (Unaudited)
1. Organization
Central Park Group Multi-Event Fund (the “Fund”) was organized in the State of Delaware on November 21, 2006 as a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended.
The Fund’s investment objective is to seek capital appreciation while seeking to moderate risk and reduce volatility compared to the general equity markets, by pursuing a variety of investment strategies.
2. Investment Adviser
The Fund’s investment adviser is Central Park Para Management, L.L.C. (a registered investment company) (the “Adviser”), a joint venture between Central Park Advisers, LLC (“Central Park Advisers” or the “Manager”) and Para Advisors LLC (“Para Advisors”).
3. Summary of Significant Accounting Policies
The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“GAAP”).
Cash and cash equivalents consist of monies deposited in the Union Bank of California, an FDIC insured bank.
The Fund incurred approximately $278,000 in initial offering costs, comprised mostly of legal costs pertaining to the preparation of the Fund’s offering documents. These costs began amortizing over twelve months beginning with the Fund’s commencement of the offering period which was December 6, 2007.
Security valuation: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities are stated at amortized cost, which approximates fair value.
Securities traded on a foreign securities exchange are valued at their last sales price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Debt securities are valued in accordance with the procedures described above which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional sized trading units.
If market quotations are not readily available securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Trustees. At April 30, 2008 no such securities were valued at fair value.
Swap Agreements and Credit Default Swaps values are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received by the Fund. The swaps are valued based upon the quotes received from the swap counterparty.
Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
During the six months ended April 30, 2008, the Central Park Group Multi-Event Fund had the following written option transactions:

	Call Options		Put Options
	Number of		Number of
	Contracts	Premium	Contracts	Premium
Beginning balance	—	$—	—	$—
Options written	526	87,892	291	46,614
Options terminated in closing purchase transactions	(181)	(50,454)	(258)	(44,100)
Options expired prior to exercise	(14)	(1,788)	—	—

Options outstanding at April 30, 2008	331	$35,650	33	$2,514

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2008 (Unaudited)
Financial futures contracts: The Fund invests in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
The Fund records security transactions based on a trade date. For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
4. Related Party Transactions
The Fund will pay the Manager a monthly asset based fee at an annual rate of 2% of the Fund’s average monthly net assets. The Fund will also pay the Adviser, generally at the end of each fiscal year and at certain other times an incentive fee equal to 20% of the Fund’s net profits. No incentive fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods have been recovered by the Fund.
Each Trustee receives an annual retainer of $5,000 plus a fee for each meeting attended. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Trustees for the period ended April 30, 2008 were $9,326, which appears as Trustee fees in the statement of operations.
5. Administration and Custodian Fees
Citi Fund Services (“Citi”) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Investor related services. Citi receives a monthly fee primarily based upon the average net assets of the Fund subject to a minimum monthly fee. Additionally, the Fund reimburses Citi for certain out of pocket expenses incurred by Citi.
Union Bank of California serves a custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund.
6. Distributor
Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Fund also may distribute Shares through other brokers or dealers. The Fund will sell Shares only to Qualified Investors (as defined in the Fund’s Prospectus).
7. Fund Expenses
Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Investors; Trustee fees; all costs with respect to communications to Investors; transfer taxes and taxes withheld on non-US dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. The Adviser has voluntarily agreed to bear Fund expenses in excess of an operating expense cap at the annual rate of 0.50% of the Fund’s net asset value up to $300,000 in Fund expenses (excluding Asset-Based fees, interest, brokerage, taxes or extraordinary expenses) to reduce the gross expense ratio.
8. Securities Transactions
Aggregate purchases and proceeds from sales of investment securities and swaps, for the six months ended April 30, 2008 amounted to $67,992,205 and $48,428,791, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $35,869,919 and $33,710,029, respectively, and purchases and sales of options amounting to $134,506 and $96,342, respectively. Net realized loss resulting from short positions was $(253,688) for the six months ended April 30, 2008.
At April 30, 2008, the tax basis of investments was $20,636,903 resulting in accumulated net unrealized depreciation on investments of $894,378, which consists of $433,477 gross unrealized appreciation and $(1,327,855) gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to book to tax differences for accounting or reorganizations and credit default swaps.
9. Due to Brokers
The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for period ended April 30, 2008.

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2008 (Unaudited)
10. Due from Brokers
Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets and Liabilities. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold not yet purchased; its use is therefore restricted until the securities are purchased.
11. Derivative Contracts and Financial Instruments With Off-Balance Sheet Risk or Concentrations of Credit Risk
The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. Due to the nature of the Fund’s strategy, the Fund’s portfolio includes some securities which are relatively illiquid, or thinly traded, and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to immediately liquidate if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The Fund may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to met the terms of their contracts and from movement in currency and securities values and interest rates.
The Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded that desired return or spread. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records.
Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or shed credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements.
12. Bonds and Bank Debt
The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at April 30, 2008.
13. Swap Agreements
For the period ended April 30, 2008 the Fund entered into credit swaps as a “Protection Buyer”. The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a “Protection Seller” in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.
The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund’s borrowing restriction.
Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.
Fluctuations in the value of credit swaps are recorded in the change in net unrealized appreciation (depreciation) from investments, foreign currency transactions and swaps on the Statement of Operations.
14. Indemnification
In the normal course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45, “Guarantors’ Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At April 30, 2008, the Fund had maximum

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2008 (Unaudited)
payout amounts of approximately $99,000 relating to written put option contracts, which expire between 1 and 3 months. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.
The fair value of written put option contracts as of April 30, 2008, is $(495), which is included as a liability in written options, at market value on the statement of assets and liabilities.
In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.
15. Recent Accounting Pronouncements
Effective November 1, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). At this time, management has concluded the adoption of FIN 48 has not impacted the Fund’s net assets or result of operations.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will have a material impact on the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
16. Financial Highlights
The following represents the ratios to average not assets and other supplemental information for the period December 6, 2007 to April 30, 2008 (a).

Net Asset Value, beginning of period	$10.65
Net investment loss, net of waivers	(0.01)
Realized & unrealized gains on investments, options and foreign currency transactions	(0.20)
Distributions to shareholders from net investment income	—

Net Asset Value, end of period	$10.44

Ratio of gross expenses to average net assets (b)(e)	4.03%
Ratio of net expenses to average net assets (c)(e)	1.28%
Portfolio turnover rate	483%
Total return (d)	(1.97%)
Net Assets, end of period (in 000’s)	$18,735
During the six months ended April 30, 2008, the Central Park Group Multi-Event Fund had the following share transactions:

	For the Six Months Ended	For the Year Ended
	April 30, 2008 (a)	October 31, 2007
Beginning Shares	8,342	—
Shares Sold	1,810,153	8,342
Shares Reinvested	—	—
Shares Redeemed	24,014	—

Ending Shares	1,794,481	8,342

(a)	The Fund commenced operations December 6, 2007.

(b)	Ratio of gross expenses to average net assets does not include the impact of the Advisor’s expense reimbursement.

(c)	Ratio of net expenses to average net assets includes the effect of the voluntary expense reimbursement by the Advisor.

(d)	Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

(e)	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

CENTRAL PARK GROUP MULTI-EVENT FUND
Supplementary Information
For the Six Months Ended April 30, 2008 (Unaudited)
Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending July 31 and January 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 866-667-8733 or on the SEC’s website at http://www.sec.gov.
TRUSTEES
The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.
Three of the Trustees are not “interested persons” (as defined in the Investment Company Act) of the Fund (collectively, the “Independent Trustees”) and perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Trustees and brief biographical information regarding each Trustee is set forth below.

			Number of
	Term of Office		Portfolios in Fund	Other Trusteeships/
Name, Age, Address and	and Length of	Principal Occupation(s)	Complex Overseen	Directorships Held by Trustee
Position(s) with Fund	Time Served	During Past 5 Years	by Trustee[1]	Outside Fund Complex
INDEPENDENT TRUSTEES

Joan Shapiro Green (62) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Executive Director of National Council of Jewish Women New York since 2007; Executive Director of New York Society of Securities Analysts (2004 — 2006); President of the Financial Women’s Association (2002 — 2003)	1	None

Kristen M. Leopold (39) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Self-Employed Consultant since 2007; Chief Financial Officer of Weston Capital Management, LLC (investment managers) (1997 — 2006)	1	None

Janet L. Schinderman (56) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Self-Employed Educational Consultant since 2006; Associate Dean for Special Projects and Secretary to the Board of Overseers, Columbia Business School, of Columbia University (1990 — 2006)	1	Advantage Advisers Augusta Fund, L.L.C.; Advantage Advisers Multi- Sector Fund I; Advantage Advisers Whistler Fund, L.L.C.; Advantage Advisers Xanthus Fund, L.L.C.

INTERESTED TRUSTEES

Mitchell A. Tanzman (48) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee and Principal Executive Officer	Term — Indefinite Length—Since Inception	Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group, LLC since 2006; Co-Head of UBS Financial Services’ Alternative Investment Group (1998 — 2005)	1	None

Ruth S. Goodstein (48) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Chief Operating Officer of Central Park Group, LLC since 2006; Chief Operating Officer of Robeco-Sage Capital Management, LLC (2005 — 2006); Senior Vice President of UBS Financial Services Inc. (1998 — 2005)	1	None

OFFICER(S) WHO ARE NOT TRUSTEES

Michael Mascis (40) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Principal Accounting Officer	Term — Indefinite Length—Since Inception	Chief Financial Officer of Central Park Group, LLC since 2006; First Vice President of UBS Financial Services Inc. (2002 — 2006)	N/A	N/A

Peter R. Guarino (49) Foreside Compliance Services, LLC Two Portland Square Portland, ME 04101 Chief Compliance Officer	Term — Indefinite Length—Since Inception	Managing Director of Foreside Compliance Services, LLC since 2004; Independent Compliance Consultant (2002 — 2004)	N/A	N/A

[1]	The Fund Complex does not include any other funds.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the report to shareholders filed under item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer
Date July 2, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer
Date July 2, 2008

By (Signature and Title)	/s/ Michael Mascis

Michael Mascis, Principal Accounting Officer
Date July 2, 2008